Consolidated statements of cash flows - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Operating activities
Net loss	$ (21,651,993)	$ (10,383,171)	$ (15,504,780)
Depreciation	763,965	756,060	781,677
Accretion on long-term debt and lease liability	75,512	119,320	123,282
Share-based compensation - options and warrants	621,982	291,147	843,784
Shares issued for services	1,085,270	928,016	1,250,072
Net loss on debentures (note 10)			1,892,518
Goodwill impairment loss (note 7)	15,082,026	6,372,394
Intangible asset impairment loss (note 13)	380,457
Gain on revaluation of contingent consideration (note 20)	(52,305)
Loss on disposal of property and equipment		146,473	128,757
Gain on lease termination		(127,611)
Income tax expense	7,882	(179,035)	(207,580)
Income tax paid	(18,132)	(6,778)	(10,427)
Income tax recovered		6,471
Gain on derivative liabilities (note 25)	(7,051,826)	(8,882,221)	(1,526,655)
Loss on securities exchange (note 22)		1,261,296
Loss on warrant re-pricing (note 20)		652,745
Gain on deconsolidation of subsidiary (note 32)		(67,379)
Transaction costs - Preferred Shares (note 20)		1,367,749
Litigation settlement costs (note 22)	832,500
Effect of exchange rate fluctuation	369,632	(9,999)	(127,754)
Operating activities before working capital items	(9,555,030)	(7,754,523)	(12,357,106)
Net change in non-cash working capital items
Trade and other receivables	107,541	188,251	(45,585)
Provision for onerous contracts			67,726
Inventories	2,949,752	(2,763,773)	(205,601)
Grants and investment tax credits receivable			521,309
Other financial assets	7,664	19,316	6,127
Prepaid expenses and deposits to suppliers	(1,516,194)	(163,978)	432,578
Trade and other payables	(1,310,206)	2,279,757	508,610
Contract liabilities	386,052	(50,496)	554,327
Other financial liabilities		(34,000)	(52,000)
Cash used in operating activities	(8,930,421)	(8,279,446)	(10,569,615)
Investing activities
Business acquisition - net of cash acquired (note 6)	1,869,559
Proceeds from sale of subsidiary (note 32)		724,448
Additions to property and equipment	(227,347)	(444,427)	(726,714)
Proceeds from the disposal of property and equipment		93,055	298,383
Additions to intangible assets	(99,407)	(46,932)
Cash provided by (used in) investing activities	1,542,805	326,144	(428,331)
Financing activities
Increase (Decrease) in credit facility (note 14)		(114,518)	114,518
Addition in long-term debt	207,161	387,460	191,603
Repayment of long-term debt	(581,733)	(308,386)	(154,179)
Increase in floor plan financing	1,069,341
Repayment of floor plan financing	(10,531,983)
Repayment of advances from related parties	(12,799)	74,906
Issuance of Convertible Preferred Shares and Warrants (note 20)		4,632,251
Issuance of Voting Common Shares and Warrants (note 22)	25,103,817	1,326,675	9,287,254
Shares issued upon options conversion			123,192
Repayment of lease liabilities	(494,200)	(480,199)	(537,047)
Cash provided by financing activities	14,759,604	5,518,189	9,025,341
Net increase (decrease) in cash during the year	7,371,988	(2,435,113)	(1,972,605)
Cash, beginning of year	46,791	2,481,904	4,454,509
Cash, end of year	$ 7,418,779	$ 46,791	$ 2,481,904